Supplemental Oil and Gas Disclosures	12 Months Ended
Dec. 31, 2011
Oil And Gas Exploration And Production Industries Disclosure [Abstract]
Oil And Gas Exploration And Production Industries Disclosure [Text Block]
Capitalized Costs Relating to Oil and Gas Producing Activities
	United Kingdom	United States	Total
December 31, 2011:
Proved	$429,246	$67,421	$496,667
Unproved	183,110	75,224	258,334
Total capitalized costs	612,356	142,645	755,001

Accumulated depreciation, depletion and amortization	(192,027)	(16,735)	(208,762)

Net capitalized costs	$420,329	$125,910	$546,239

December 31, 2010:
Proved	$346,915	$42,659	$389,574
Unproved	85,019	76,412	161,431
Total capitalized costs	431,934	119,071	551,005

Accumulated depreciation, depletion and amortization	(182,158)	(6,058)	(188,216)

Net capitalized costs	$249,776	$113,013	$362,789

Costs Incurred in Oil and Gas Property Acquisition, Exploration and Development Activities
	United Kingdom	United States	Other	Total Continuing Operations	Discontinued Operations Norway (1)	Total
Year Ended December 31, 2011:
Acquisition costs:
Proved	$2,595	$-	$-	$2,595	$-	$2,595
Unproved	46,107	2,840	-	48,947	-	48,947
Exploration costs	51,820	75,880	-	127,700	-	127,700
Development costs	79,898	10,560	-	90,458	-	90,458
Total costs incurred	$180,420	$89,280	$-	$269,700	$-	$269,700

Year Ended December 31, 2010:
Acquisition costs:
Proved	$-	$2,386	$-	$2,386	$-	$2,386
Unproved	1,184	40,155	-	41,339	-	41,339
Exploration costs	50,328	32,027	-	82,355	-	82,355
Development costs	22,047	1,884	-	23,931	-	23,931
Total costs incurred	$73,559	$76,452	$-	$150,011	$-	$150,011

Year Ended December 31, 2009:
Acquisition costs:
Proved	$7,589	$8,999	$-	$16,588	$-	$16,588
Unproved	1,450	14,091	23	15,564	-	15,564
Exploration costs	49,937	17,757	(382)	67,312	4,776	72,088
Development costs	11,443	-	-	11,443	5,067	16,510
Total costs incurred	$70,419	$40,847	$(359)	$110,907	$9,843	$120,750

Results of Operations for Oil and Gas Producing Activities
	United Kingdom	United States	Total Continuing Operations	Discontinued Operations - Norway (1)	Total
Year Ended December 31, 2011:
Revenues	$41,754	$18,337	$60,091	$-	$60,091
Production expenses	8,622	9,046	17,668	-	17,668
DD&A	14,312	10,713	25,025	-	25,025
Impairment of oil and
gas properties	-	65,706	65,706	-	65,706
Income tax expense (benefit)	11,104	(23,495)	(12,391)	-	(12,391)
Results of activities	$7,716	$(43,633)	$(35,917)	$-	$(35,917)

Year Ended December 31, 2010:
Revenues	$60,501	$11,174	$71,675	$-	$71,675
Production expenses	11,086	4,261	15,347	-	15,347
DD&A	22,020	5,273	27,293	-	27,293
Impairment of oil and
gas properties	-	7,692	7,692	-	7,692
Income tax expense (benefit)	13,698	(2,118)	11,580	-	11,580
Results of activities	$13,697	$(3,934)	$9,763	$-	$9,763

Year Ended December 31, 2009:
Revenues	$60,666	$1,627	$62,293	$17,550	$79,843
Production expenses	16,911	865	17,776	5,536	23,312
DD&A	31,915	817	32,732	4,595	37,327
Impairment of oil and
gas properties	31,332	12,597	43,929	-	43,929
Income tax expense (benefit)	(9,746)	(4,428)	(14,174)	5,787	(8,387)
Results of activities	$(9,746)	$(8,224)	$(17,970)	$1,632	$(16,338)

Note 1: We completed the divestiture of our Norwegian subsidiary on May 14, 2009. The results of operations and financial position of this subsidiary are classified as discontinued operations for all periods presented.

Oil and Gas Reserves

Proved reserves are estimated quantities of oil, gas and natural gas liquids that geological and engineering data demonstrate with reasonable certainty to be recoverable in future years from known reservoirs under existing economic and operating conditions. Proved developed reserves are proved reserves that can reasonably be expected to be recovered through existing wells with existing equipment and operating methods. The reserve volumes presented are estimates only and should not be construed as being exact quantities. These reserves may or may not be recovered and may increase or decrease as a result of our future operations and changes in economic conditions. Our oil and gas reserves were audited by independent reserve engineers at December 31, 2011, 2010 and 2009.

In the fourth quarter of 2009, we adopted revised oil and gas reserve estimation and disclosure requirements. The primary impact of the new disclosures is to conform the definition of proved reserves to the SEC Modernization of Oil and Gas Reporting rules, which were issued by the SEC at the end of 2008. The accounting standards update revised the definition of proved oil and gas reserves to require that the average, first-day-of-the-month price during the 12-month period before the end of the year rather than the year-end price, must be used when estimating whether reserve quantities are economical to produce. This same 12-month average price is also used in calculating the aggregate amount of (and changes in) future cash inflows related to the standardized measure of discounted future net cash flows. The rules also allow for the use of reliable technology to estimate proved oil and gas reserves if those technologies have been demonstrated to result in reliable conclusions about reserve volumes. The unaudited supplemental information on oil and gas exploration and production activities for 2011, 2010 and 2009 have been presented in accordance with the new reserve estimation and disclosure rules, which may not be applied retrospectively.

	United Kingdom	United States	Total Continuing Operations	Discontinued Operations - Norway (1)	Total
Proved Oil Reserves (MBbls):
Proved reserves at January 1, 2009	2,131	18	2,149	1,406	3,555
Production	(690)	(4)	(694)	(310)	(1,004)
Purchases of reserves	-	2	2	-	2
Sales of reserves in place	-	-	-	(1,107)	(1,107)
Extensions and discoveries	1,209	3	1,212	-	1,212
Revisions of previous estimates	698	(1)	697	11	708
Proved reserves at December 31, 2009	3,348	18	3,366	-	3,366
Production	(545)	(6)	(551)	-	(551)
Extensions and discoveries	457	34	491	-	491
Revisions of previous estimates	404	13	417	-	417
Proved reserves at December 31, 2010	3,664	59	3,723	-	3,723
Production	(373)	(7)	(380)	-	(380)
Purchases of reserves	303	-	303	-	303
Revisions of previous estimates	466	(11)	455	-	455
Proved reserves at December 31, 2011	4,060	41	4,101	-	4,101

Proved Developed Oil Reserves (MBbls):
At December 31, 2009	1,381	8	1,389	-	1,389
At December 31, 2010	1,240	14	1,254	-	1,254
At December 31, 2011	1,270	41	1,311	-	1,311

	United Kingdom	United States	Total Continuing Operations	Discontinued Operations - Norway (1)	Total
Proved Gas Reserves (MMcf):
Proved reserves at January 1, 2009	27,130	690	27,820	4,977	32,797
Production	(3,743)	(320)	(4,063)	(686)	(4,749)
Purchases of reserves	-	10,037	10,037	-	10,037
Sales of reserves in place	-	-	-	(4,241)	(4,241)
Extensions and discoveries	52,895	6	52,901	-	52,901
Revisions of previous estimates	2,034	371	2,405	(50)	2,355
Proved reserves at December 31, 2009	78,316	10,784	89,100	-	89,100
Production	(3,071)	(2,636)	(5,707)	-	(5,707)
Purchases of reserves	-	2,657	2,657	-	2,657
Sales of reserves in place	(51,522)	-	(51,522)	-	(51,522)
Extensions and discoveries	26,692	24,181	50,873	-	50,873
Revisions of previous estimates	5,762	(3,209)	2,553	-	2,553
Proved reserves at December 31, 2010	56,177	31,777	87,954	-	87,954
Production	(94)	(5,076)	(5,170)	-	(5,170)
Purchases of reserves	90	-	90	-	90
Extensions and discoveries	-	46,100	46,100	-	46,100
Revisions of previous estimates	(5,450)	(11,823)	(17,273)	-	(17,273)
Proved reserves at December 31, 2011	50,723	60,978	111,701	-	111,701

Proved Developed Gas Reserves (MMcf):
At December 31, 2009	4,329	4,707	9,036	-	9,036
At December 31, 2010	555	13,281	13,836	-	13,836
At December 31, 2011	795	22,704	23,499	-	23,499

	United Kingdom	United States	Total Continuing Operations	Discontinued Operations - Norway	Total

Proved Reserves (MBOE):
Proved reserves at December 31, 2008	6,653	133	6,786	2,236	9,022
Production	(1,314)	(57)	(1,371)	(424)	(1,795)
Extensions and discoveries	10,025	4	10,029	-	10,029
Purchase of proved reserves, in place	-	1,675	1,675	-	1,675
Sales of reserves	-	-	-	(1,815)	(1,815)
Revisions of previous estimates	1,037	60	1,097	3	1,100
Proved reserves at December 31, 2009	16,401	1,815	18,216	-	18,216
Production	(1,057)	(445)	(1,502)	-	(1,502)
Extensions and discoveries	4,906	4,064	8,970	-	8,970
Purchase of proved reserves, in place	-	443	443	-	443
Sales of reserves	(8,587)	-	(8,587)	-	(8,587)
Revisions of previous estimates	1,364	(522)	842	-	842
Proved reserves at December 31, 2010	13,027	5,355	18,382	-	18,382
Production	(389)	(853)	(1,242)	-	(1,242)
Extensions and discoveries	-	7,683	7,683	-	7,683
Purchase of proved reserves, in place	318	-	318	-	318
Revisions of previous estimates	(442)	(1,981)	(2,423)	-	(2,423)

Proved reserves at December 31, 2011	12,514	10,204	22,718	-	22,718

Proved Developed Reserves (MBOE):
At December 31, 2009	2,103	792	2,895	-	2,895
At December 31, 2010	1,333	2,227	3,560	-	3,560
At December 31, 2011	1,402	3,825	5,227	-	5,227

Standardized Measure of Discounted Future Net Cash Flows

Future cash inflows and future production and development costs are determined by applying average 12-month pricing for 2011, 2010 and 2009. Oil, gas and condensate prices are escalated only for fixed and determinable amounts under provisions in some contracts. Estimated future income taxes are computed using current statutory income tax rates where production occurs. The resulting future net cash flows are reduced to present value amounts by applying a 10% annual discount factor.

At December 31, 2011 and 2010, the prices used to determine the estimates of future cash inflows were as follows:

	December 31,
	2011		2010
	Oil	Gas	Oil	Gas

United Kingdom ($/Barrel)	110.77	8.75	79.37	6.58
United States ($/Mcf)	96.04	4.14	79.81	4.40

Estimated future cash inflows are reduced by estimated future development, production, abandonment and dismantlement costs based on year-end cost levels, assuming continuation of existing economic conditions, and by estimated future income tax expense. Income tax expense, both U.S. and foreign, is calculated by applying the existing statutory tax rates, including any known future changes, to the pretax net cash flows giving effect to any permanent differences and reduced by the applicable tax basis. The effect of tax credits is considered in determining the income tax expense.

The standardized measure of discounted future net cash flows is not intended to present the fair market value of our oil and gas reserves. An estimate of fair value would also take into account, among other things, the recovery of reserves in excess of proved reserves, anticipated future changes in prices and costs, an allowance for return on investment and the risks inherent in reserve estimates.

Standardized Measure of Discounted Future Net Cash Flows
	United Kingdom	United States	Total
December 31, 2011:
Future cash inflows	$941,208	$218,295	$1,159,503
Future production costs	(144,106)	(47,344)	(191,450)
Future development costs	(306,628)	(64,757)	(371,385)
Future income tax expense	(238,111)	-	(238,111)

Future net cash flows (undiscounted)	252,363	106,194	358,557
Annual discount of 10% for estimated timing	37,250	56,435	93,685

Standardized measure of future net cash flows	$215,113	$49,759	$264,872

December 31, 2010:
Future cash inflows	$704,073	$129,007	$833,080
Future production costs	(101,660)	(26,110)	(127,770)
Future development costs	(374,380)	(33,433)	(407,813)
Future income tax expense	(72,870)	-	(72,870)

Future net cash flows (undiscounted)	155,163	69,464	224,627
Annual discount of 10% for estimated timing	81,613	31,717	113,330

Standardized measure of future net cash flows	$73,550	$37,747	$111,297

Principal Sources of Change in the Standardized Measure of Discounted Future Net Cash Flows
	2011	2010	2009

Standardized measure, beginning of period	$111,297	$55,698	$49,662
Net changes in prices and production costs	147,776	86,915	(30,155)
Future development costs incurred	76,721	21,112	16,511
Net changes in estimated futue development costs	(9,261)	(48,356)	(81,864)
Revisions of previous quantity estimates	(36,421)	16,375	22,318
Extensions and discoveries	68,452	110,059	128,090
Acretion of discount	18,801	2,630	8,139
Changes in income taxes, net	(136,157)	(35,306)	(1,054)
Sale of oil and gas produced, net of production costs	(44,556)	(56,327)	(56,531)
Purchased reserves	26,340	2,386	8,827
Sales of reserves in place	-	(48,310)	(11,514)
Change in production, timing and other	41,880	4,421	3,269

Standardized measure, end of period	$264,872	$111,297	$55,698